Expense Example {- Fidelity Advisor Growth and Income Fund} - 11.30 Fidelity Advisor Growth & Income Fund - AMCIZ PRO-10 - Fidelity Advisor Growth and Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Growth and Income Fund-Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Growth and Income Fund-Class M
Expense Example:
1 year	468
3 years	718
5 years	987
10 years	1,754
Fidelity Advisor Growth and Income Fund-Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	2,041
Fidelity Advisor Growth and Income Fund-Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Growth and Income Fund-Class Z
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701